Pension plan and other post-employment benefits (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	R$ 54,193
Benefits paid in the year	(3,144)
Effective return on assets for the year	5,467
Company's contributions / (returns)	(3,115)
Actuarial gain (loss) on plan assets	(4,339)
Fair value of assets on ending balance	49,062
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	16,406
Benefits paid in the year	(944)
Effective return on assets for the year	1,735
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	(1,906)
Fair value of assets on ending balance	15,291
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	255
Benefits paid in the year	(9)
Effective return on assets for the year	27
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	(19)
Fair value of assets on ending balance	254
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance
Benefits paid in the year	(99)
Effective return on assets for the year
Company's contributions / (returns)	99
Actuarial gain (loss) on plan assets
Fair value of assets on ending balance
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	10,804
Benefits paid in the year	(653)
Effective return on assets for the year	1,117
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	(135)
Fair value of assets on ending balance	11,133
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance
Benefits paid in the year	(2)
Effective return on assets for the year
Company's contributions / (returns)	2
Actuarial gain (loss) on plan assets
Fair value of assets on ending balance